Note 13 - Income Taxes (Details) - Deferred Tax Assets and Deferred Tax Liabilities - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Allowances for loan and real estate losses	$ 4,169	$ 3,984
Deferred compensation costs	235	205
Deferred ESOP loan asset	710	711
Nonaccruing loan interest	361	627
Federal net operating loss carryforward	1,026	1,730
State net operating loss carryforward	2,255	2,448
Alternative minimum tax credit carryforward	500	716
Capitalized other real estate owned expenses	530	851
Net unrealized loss on securities available for sale	142	276
Other	155	237
Total gross deferred tax assets	10,083	11,785
Deferred tax liabilities:
Deferred loan fees and costs	247	250
Premises and equipment basis difference	139	141
Originated mortgage servicing rights	594	597
Core deposit intangible	105	0
Other	325	267
Total gross deferred tax liabilities	1,410	1,255
Net deferred tax assets	$ 8,673	$ 10,530